Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Union [Member]
Total capital to risk weighted assets
Total capital, actual	$ 47,786	$ 44,910
Total capital to risk weighted assets, actual	12.90%	12.20%
Total capital, minimum for capital requirement	29,612	29,570
Total capital to risk weighted assets, minimum for capital requirement	8.00%	8.00%
Total capital, minimum to be well capitalized	37,015	36,963
Total capital to risk weighted assets, minimum to be well capitalized	10.00%	10.00%
Tier I capital to risk weighted assets
Tier I capital, actual	43,133	40,671
Tier I capital to risk weighted assets, actual	11.70%	11.00%
Tier I capital, minimum for capital requirement	14,810	14,789
Tier I capital to risk weighted assets, minimum for capital requirement	4.00%	4.00%
Tier I capital, minimum to be well capitalized	22,214	22,184
Tier I capital to risk weighted assets, minimum to be well capitalized	6.00%	6.00%
Tier I capital to average assets
Tier I capital, actual	43,133	40,671
Tier 1 capital to average assets, actual	7.60%	7.50%
Tier I capital, minimum for capital requirement	22,822	21,634
Tier I capital to average assets, minimum for capital requirement	4.00%	4.00%
Tier I capital, minimum to be well capitalized	28,527	27,042
Tier I capital to average assets, minimum to be well capitalized	5.00%	5.00%
Company [Member]
Total capital to risk weighted assets
Total capital, actual	48,057	45,091
Total capital to risk weighted assets, actual	13.00%	12.20%
Total capital, minimum for capital requirement	29,688	29,641
Total capital to risk weighted assets, minimum for capital requirement	8.00%	8.00%
Tier I capital to risk weighted assets
Tier I capital, actual	43,392	40,852
Tier I capital to risk weighted assets, actual	11.70%	11.00%
Tier I capital, minimum for capital requirement	14,848	14,828
Tier I capital to risk weighted assets, minimum for capital requirement	4.00%	4.00%
Tier I capital to average assets
Tier I capital, actual	43,392	40,852
Tier 1 capital to average assets, actual	7.60%	7.50%
Tier I capital, minimum for capital requirement	$ 22,928	$ 21,672
Tier I capital to average assets, minimum for capital requirement	4.00%	4.00%